Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)	Class A Preferred Shares	Class B Preferred Shares	Ordinary Share	Additional paid-in capital	Statutory Reserve	Retained earnings (Accumulated Deficit)	Accumulated other comprehensive (loss) income	Non- controlling interest	Total
Balance at Dec. 31, 2020	$ 11,025,327	$ 31,087,732		$ 3,312,189	$ 202,592	$ (14,330,288)	$ 2,310,369	$ 19,278,508	$ 52,886,429
Balance (in Shares) at Dec. 31, 2020	715,000	291,795,150	25,287,851
Net income (loss)						371,091		386,210	757,301
Deconsolidation of subsidiaries							(2,494)		(2,494)
Dividend to shareholders	686,400					(686,400)
Transfer to statutory reserve					160,205	(160,205)
Foreign currency translation adjustments							820,211	488,233	1,308,444
Balance at Dec. 31, 2021	$ 11,711,727	$ 31,087,732		3,312,189	362,797	(14,805,802)	3,128,086	20,152,951	54,949,680
Balance (in Shares) at Dec. 31, 2021	715,000	291,795,150	25,287,851
Net income (loss)						(351,947)		245,412	(106,535)
Dividend to shareholders	686,400					(686,400)
Transfer to statutory reserve					109,909	(109,909)
Foreign currency translation adjustments							(2,682,569)	(1,566,118)	(4,248,687)
Balance at Dec. 31, 2022	$ 12,398,127	$ 31,087,732		$ 3,312,189	$ 472,706	$ (15,954,058)	$ 445,517	$ 18,832,245	$ 50,594,458
Balance (in Shares) at Dec. 31, 2022	715,000	291,795,150	25,287,851